	CBOE VEST US LARGE CAP 20% BUFFER FUND
Schedule of Investments					July 31, 2023 (unaudited)
					Shares		Fair Value
2.16%	MONEY MARKET FUND
	Federated Treasury Obligations Fund -
	Institutional Class 5.13%(A) . . . . . .			.		908,538	$908,538
103.27%	PURCHASED OPTIONS
		Number
		of	Notional	Exercise		Expiration
	Description	Contracts	Amount		Price	Date	Value
101.91%	CALL OPTIONS
	SPDR S&P 500
	ETF Trust . . .	586	$26,826,494		$0.02	02/20/25	$26,459,182
	SPDR S&P 500
	ETF Trust . . .	361	16,526,219		0.02	05/16/24	16,409,182
	TOTAL CALL OPTIONS PURCHASED . . .			. . . . . . . . . .			42,868,364
1.36%	PUT OPTIONS
	SPDR S&P 500
	ETF Trust . . .	77	4,552,576		$391.50	01/17/24	28,212
	SPDR S&P 500
	ETF Trust . . .	77	4,552,576		413.97	02/21/24	50,943
	SPDR S&P 500
	ETF Trust . . .	77	4,552,576		389.27	03/20/24	39,882
	SPDR S&P 500
	ETF Trust . . .	77	4,552,576		414.13	04/17/24	66,056
	SPDR S&P 500
	ETF Trust . . .	77	4,552,576		415.22	05/15/24	74,037
	SPDR S&P 500
	ETF Trust . . .	77	4,552,576		434.93	06/18/24	106,060
	SPDR S&P 500
	ETF Trust . . .	77	4,552,576		455.19	07/17/24	160,256
	SPDR S&P 500
	ETF Trust . . .	77	4,552,576		426.64	08/16/23	1,717
	SPDR S&P 500
	ETF Trust . . .	77	4,552,576		377.38	09/20/23	3,222
	SPDR S&P 500
	ETF Trust . . .	77	4,552,576		368.49	10/18/23	5,544
	SPDR S&P 500
	ETF Trust . . .	77	4,552,576		395.44	11/15/23	16,479
	SPDR S&P 500
	ETF Trust . . .	77	4,552,576		386.22	12/20/23	20,388
							$572,796

1

QUARTERLY REPORT

	CBOE VEST US LARGE CAP 20% BUFFER FUND
Schedule of Investments - continued				July 31, 2023 (unaudited)
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
103.27%	TOTAL PURCHASED OPTIONS . . . . . .			. . . . .	. . . . .	$43,441,160
105.43%	TOTAL INVESTMENTS . . . . . . . . . .			. . . .	. . . . . .	44,349,698
(5.43%)	Liabilities, in excess of other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .					(2,282,309)
100.00%	NET ASSETS . . . . . . . . . . . . . .			. . . . .	. . . . .	$42,067,389
* Effective	7 day yield as of July	31, 2023

(5.33%)	OPTIONS WRITTEN
(4.97%)	CALL OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	SPDR S&P 500
	ETF Trust . . .	77	$3,524,983	$439.09	01/18/24	$(276,779)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	469.61	02/22/24	(139,394)
	SPDR S&P 500
	ETF Trust . . .	76	3,479,204	441.70	03/21/24	(300,938)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	465.31	04/18/24	(195,546)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	463.19	05/16/24	(225,880)
	SPDR S&P 500
	ETF Trust . . .	85	3,891,215	483.94	08/17/23	(191)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	436.83	09/21/23	(197,281)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	437.37	10/19/23	(219,438)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	460.60	11/16/23	(109,634)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	444.94	12/21/23	(219,356)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	487.77	06/19/24	(139,471)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	513.91	07/18/24	(65,791)
	TOTAL CALL OPTIONS WRITTEN . . . . .
				. . . . .	. . . . .	(2,089,699)
	(Premiums received: 292,795)

2

QUARTERLY REPORT

	CBOE VEST US LARGE CAP 20% BUFFER FUND
Schedule of Investments - continued				July 31, 2023 (unaudited)
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
(0.37%)	PUT OPTIONS
	SPDR S&P 500
	ETF Trust . . .	77	$3,524,983	$313.20	01/17/24	$(7,337)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	331.18	02/21/24	(12,656)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	311.42	03/20/24	(11,791)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	331.31	04/17/24	(19,160)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	332.18	05/15/24	(20,955)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	347.94	06/18/24	(30,129)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	264.15	07/17/24	(39,722)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	341.31	08/16/23	(168)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	301.91	09/20/23	(893)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	294.80	10/18/23	(1,796)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	316.36	11/15/23	(3,885)
	SPDR S&P 500
	ETF Trust . . .	77	3,524,983	308.98	12/20/23	(5,543)
	TOTAL PUT OPTIONS WRITTEN . . . . .
				. . . . . .	. . . . .	$(154,035)
	(Premiums received: 493,399)
(5.33%)	TOTAL OPTIONS WRITTEN . . . . . . .			. . . . . .	. . . . .	$(2,243,734)
	(Premiums received: 786,194)

3

QUARTERLY REPORT

CBOE VEST US LARGE CAP 20% BUFFER FUND

Schedule of Investments - continued	July 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
PURCHASED OPTIONS . .	$—	$43,441,160	$—	$43,441,160
MONEY MARKET FUND . .	$908,538			$908,538
TOTAL INVESTMENTS . . .	908,538	43,441,160	—	44,349,698
OPTIONS WRITTEN . . . .
	$—	$ (2,243,734)	$—	$(2,243,734)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2023.

At July 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $37,611,949 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$7,194,123
Gross unrealized depreciation . . . .	(2,700,079)
Net unrealized appreciation . . . . .	$4,494,044

4

QUARTERLY REPORT